UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report for

Fidelity ® Dynamic StrategiesSM Fund

(To be renamed Fidelity Global Strategies Fund effective June 2011)

March 31, 2011

1.852678.103

DYS-QTLY-0511

Consolidated Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 45.6%
	Shares	Value
China Region Funds - 0.7%
Fidelity China Region Fund (e)	34,561	$ 1,115,643
iShares MSCI Hong Kong Index ETF (d)	82,900	1,569,297
TOTAL CHINA REGION FUNDS		2,684,940
Diversified Emerging Markets Funds - 1.8%
Claymore/BNY Mellon Frontier Markets ETF	65,000	1,433,900
Fidelity Emerging Markets Fund (e)	69,029	1,845,136
iShares MSCI Thailand Investable Market Index ETF (d)	23,000	1,536,630
Market Vectors Africa Index ETF	57,000	1,904,934
SPDR S&P Emerging Middle East & Africa ETF (d)	10,400	781,664
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		7,502,264
Europe Stock Funds - 1.9%
iShares MSCI Germany Index ETF (d)	152,700	3,962,565
iShares MSCI Sweden IDX ETF	60,800	1,993,632
Market Vectors Russia ETF (d)	49,800	2,072,676
TOTAL EUROPE STOCK FUNDS		8,028,873
Foreign Large Blend Funds - 0.3%
Fidelity Canada Fund (e)	18,889	1,180,742
Foreign Large Value Funds - 1.9%
iShares MSCI Canada Index ETF (d)	242,100	8,144,244
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (e)	83,905	901,144
Japan Stock Funds - 1.3%
iShares MSCI Japan Index ETF (d)	320,000	3,299,200
WisdomTree Japan Hedged Equity ETF	57,100	2,105,277
TOTAL JAPAN STOCK FUNDS		5,404,477
Large Blend Funds - 13.4%
Fidelity Advisor 130/30 Large Cap Institutional Class (a)(e)	798,470	6,307,916
Fidelity Disciplined Equity Fund (e)	392,326	9,419,759
Fidelity Mega Cap Stock Fund (e)	997,736	10,476,225
SPDR S&P 500 ETF Trust (d)	229,700	30,437,547
TOTAL LARGE BLEND FUNDS		56,641,447
Equity Funds - continued
	Shares	Value
Large Growth Funds - 12.9%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,630,349	$ 54,237,796
Latin America Stock Funds - 0.8%
Fidelity Latin America Fund (e)	18,254	1,074,775
iShares MSCI All Peru Capped Index ETF (d)	16,700	762,355
iShares MSCI Brazil Index ETF	16,700	1,293,916
TOTAL LATIN AMERICA STOCK FUNDS		3,131,046
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (e)	41,440	1,272,196
Pacific Asia ex-Japan Stock Funds - 1.4%
iShares MSCI Australia Index ETF (d)	40,650	1,082,103
iShares MSCI Malaysia Index ETF (d)	102,300	1,510,971
iShares MSCI Singapore Index ETF (d)	109,800	1,500,966
SPDR S&P China ETF (d)	23,500	1,888,225
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		5,982,265
Sector Funds - Energy - 3.3%
Fidelity Energy Service Portfolio (a)(e)	20,470	1,807,294
Fidelity Natural Gas Portfolio (e)	41,625	1,543,035
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	273,600	6,388,560
SPDR Oil & Gas Equipment & Services ETF (d)	97,600	4,291,472
TOTAL SECTOR FUNDS - ENERGY		14,030,361
Sector Funds - Industrials - 0.5%
Industrial Select Sector SPDR ETF (d)	52,200	1,966,896
Sector Funds - Natural Resources - 2.7%
Fidelity Global Commodity Stock Fund (e)	40,329	731,167
Market Vectors Agribusiness ETF (d)	137,200	7,688,688
PowerShares Global Water ETF (d)	151,500	3,095,145
TOTAL SECTOR FUNDS - NATURAL RESOURCES		11,515,000
Sector Funds - Real Estate - 1.3%
DJ Wilshire REIT ETF (d)	62,000	4,005,200
Fidelity International Real Estate Fund (e)	63,255	583,839
Fidelity Real Estate Investment Portfolio (e)	29,724	812,354
TOTAL SECTOR FUNDS - REAL ESTATE		5,401,393
Equity Funds - continued
	Shares	Value
Sector Funds - Technology - 0.9%
Technology Select Sector SPDR ETF (d)	144,400	$ 3,764,508
TOTAL EQUITY FUNDS (Cost $168,086,473)		191,789,592
Fixed-Income Funds - 22.6%

Bank Loan Funds - 1.1%
Fidelity Floating Rate High Income Fund (e)	456,540	4,506,054
Emerging Markets Bond Funds - 2.0%
Fidelity New Markets Income Fund (e)	536,140	8,369,145
High Yield Bond Funds - 2.0%
Fidelity High Income Fund (e)	510,159	4,673,058
iShares iBoxx $ High Yield Corporate Bond ETF (d)	42,300	3,889,908
TOTAL HIGH YIELD BOND FUNDS		8,562,966
Inflation-Protected Bond Funds - 1.8%
PIMCO 1-5 Year U.S. TIPS Index ETF (d)	145,500	7,772,610
Intermediate-Term Bond Funds - 10.6%
Fidelity Investment Grade Bond Fund (e)	5,131,867	38,027,137
iShares Barclays Aggregate Bond ETF (d)	61,200	6,433,956
TOTAL INTERMEDIATE-TERM BOND FUNDS		44,461,093
Sector Funds - Real Estate - 2.2%
Fidelity Real Estate Income Fund (e)	869,444	9,363,910
World Bond Funds - 2.9%
SPDR Barclays Capital International Treasury Bond ETF (d)	34,100	2,040,203
SPDR DB International Government Inflation-Protected Bond ETF (d)	165,400	9,998,430
TOTAL WORLD BOND FUNDS		12,038,633
TOTAL FIXED-INCOME FUNDS (Cost $89,885,337)		95,074,411
Other - 24.8%

Commodity Funds - Agriculture - 1.8%
PowerShares DB Agriculture ETF (a)	222,700	7,625,248
Other - continued
	Shares	Value
Commodity Funds - Broad Basket - 2.8%
Fidelity Commodity Strategy Fund (a)(e)	944,834	$ 11,678,153
Commodity Funds - Energy - 3.0%
PowerShares DB Oil ETF (a)(d)	264,200	8,523,092
United States Natural Gas Fund LP ETF (a)	365,250	4,200,375
TOTAL COMMODITY FUNDS - ENERGY		12,723,467
Commodity Funds - Precious Metals - 8.6%
iShares COMEX Gold Trust ETF (a)	1,459,700	20,450,397
iShares Silver Trust ETF (a)	437,800	16,106,662
TOTAL COMMODITY FUNDS - PRECIOUS METALS		36,557,059
Currency Funds - 2.1%
CurrencyShares Australian Dollar Trust ETF (d)	19,318	2,005,402
CurrencyShares Canadian Dollar Trust ETF (d)	19,298	1,979,782
CurrencyShares Swedsh Krona Trust (d)	6,300	995,847
WisdomTree Dreyfus Brazilian Real ETF	26,000	717,327
WisdomTree Dreyfus Chinese Yuan ETF	58,000	1,470,880
WisdomTree Dreyfus Emerging Currency ETF (d)	65,900	1,507,792
TOTAL CURRENCY FUNDS		8,677,030
Exchange - Traded Notes - Agriculture - 2.4%
ELEMENTS Rogers International Commodity Agricultural ETN (issued by Swedish Export Credit Corp., maturity date 10/24/22) (a)	499,100	5,654,803
ETFS Classic Commodity Securities - Agriculture DJ-UBSCI (a)	477,500	4,548,188
TOTAL EXCHANGE - TRADED NOTES - AGRICULTURE		10,202,991
Exchange - Traded Notes - Energy - 2.6%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	282,100	10,711,337
Exchange - Traded Notes - Industrial Metals - 0.5%
ETFS Classic Commodity Securities - Copper (a)	47,000	2,230,150
Other - continued
	Shares	Value
Specialty Precious Metals Funds - 1.0%
Fidelity Gold Portfolio (e)	36,753	$ 1,914,811
Market Vectors Gold Miners ETF (d)	34,524	2,073,511
TOTAL SPECIALTY PRECIOUS METALS FUNDS		3,988,322
TOTAL OTHER (Cost $87,400,808)		104,393,757
Short-Term Funds - 22.1%

Fidelity Institutional Money Market Portfolio Institutional Class (e)	16,448,556	16,448,556
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	76,645,150	76,645,150
TOTAL SHORT-TERM FUNDS (Cost $93,093,706)		93,093,706
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $9,999,000)	$ 9,999,033	9,999,000
TOTAL INVESTMENT PORTFOLIO - 117.5% (Cost $448,465,324)		494,350,466
NET OTHER ASSETS (LIABILITIES) - (17.5)%		(73,594,429)
NET ASSETS - 100%		$ 420,756,037
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,999,000 due 4/01/11 at 0.12%
BNP Paribas Securities Corp.	$ 1,530,544
Credit Agricole Securities (USA), Inc.	1,284,757
HSBC Securities (USA), Inc.	3,342,452
Mizuho Securities USA, Inc.	1,284,757
RBS Securities, Inc.	1,914,112
UBS Securities LLC	642,378
$ 9,999,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 101,657
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 5,885,223	$ -	$ 125,939	$ -	$ 6,307,916
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	52,133,004	-	944,541	-	54,237,796
Fidelity Canada Fund	1,118,621	-	20,780	-	1,180,742
Fidelity China Region Fund	1,143,020	-	18,891	-	1,115,643
Fidelity Commodity Strategy Fund	11,196,287	-	-	-	11,678,153
Affiliated Underlying Funds - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Disciplined Equity Fund	$ 9,022,300	$ -	$ 188,908	$ -	$ 9,419,759
Fidelity Emerging Markets Fund	1,851,666	-	31,485	-	1,845,136
Fidelity Energy Service Portfolio	1,551,007	-	31,485	-	1,807,294
Fidelity Floating Rate High Income Fund	4,565,261	29,524	125,939	29,523	4,506,054
Fidelity Global Commodity Stock Fund	706,801	-	15,742	-	731,167
Fidelity Gold Portfolio	1,986,142	-	31,485	-	1,914,811
Fidelity High Income Fund	4,677,644	69,893	188,908	69,890	4,673,058
Fidelity Institutional Money Market Portfolio Institutional Class	11,031,758	48,516,798	43,100,000	16,798	16,448,556
Fidelity International Real Estate Fund	596,567	-	3,148	-	583,839
Fidelity International Small Cap Opportunities Fund	887,668	-	15,742	-	901,144
Fidelity Investment Grade Bond Fund	38,400,406	277,615	755,633	277,611	38,027,137
Fidelity Latin America Fund	1,097,350	-	18,890	-	1,074,775
Fidelity Leveraged Company Stock Fund	1,198,866	-	22,039	-	1,272,196
Fidelity Mega Cap Stock Fund	10,149,576	-	188,908	-	10,476,225
Fidelity Natural Gas Portfolio	1,413,414	-	31,485	-	1,543,035
Fidelity New Markets Income Fund	8,276,657	112,830	-	112,830	8,369,145
Fidelity Real Estate Income Fund	8,996,896	46,715	-	46,715	9,363,910
Fidelity Real Estate Investment Portfolio	772,744	-	9,445	-	812,354
Total	$ 178,658,878	$ 49,053,375	$ 45,869,393	$ 553,367	$ 188,289,845
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 52,035,491	$ 9,500,000	$ 5,200,000	$ -	$ 59,646,656
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $458,086,781. Net unrealized appreciation aggregated $46,931,718, of which $49,377,230 related to appreciated investment securities and $2,445,512 related to depreciated investment securities.

Consolidated Subsidiary

The fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of March 31, 2011, the Fund held $59,646,656 in the Subsidiary, representing 14.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report for

Fidelity ® Advisor
Dynamic StrategiesSM Fund
Class A
Class T
Class B
Class C
Institutional Class
(To be renamed Fidelity Advisor Global

Strategies Fund effective June 2011)

March 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Dynamic StrategiesSM Fund

1.864817.103

ADYS-QTLY-0511

Consolidated Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 45.6%
	Shares	Value
China Region Funds - 0.7%
Fidelity China Region Fund (e)	34,561	$ 1,115,643
iShares MSCI Hong Kong Index ETF (d)	82,900	1,569,297
TOTAL CHINA REGION FUNDS		2,684,940
Diversified Emerging Markets Funds - 1.8%
Claymore/BNY Mellon Frontier Markets ETF	65,000	1,433,900
Fidelity Emerging Markets Fund (e)	69,029	1,845,136
iShares MSCI Thailand Investable Market Index ETF (d)	23,000	1,536,630
Market Vectors Africa Index ETF	57,000	1,904,934
SPDR S&P Emerging Middle East & Africa ETF (d)	10,400	781,664
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		7,502,264
Europe Stock Funds - 1.9%
iShares MSCI Germany Index ETF (d)	152,700	3,962,565
iShares MSCI Sweden IDX ETF	60,800	1,993,632
Market Vectors Russia ETF (d)	49,800	2,072,676
TOTAL EUROPE STOCK FUNDS		8,028,873
Foreign Large Blend Funds - 0.3%
Fidelity Canada Fund (e)	18,889	1,180,742
Foreign Large Value Funds - 1.9%
iShares MSCI Canada Index ETF (d)	242,100	8,144,244
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (e)	83,905	901,144
Japan Stock Funds - 1.3%
iShares MSCI Japan Index ETF (d)	320,000	3,299,200
WisdomTree Japan Hedged Equity ETF	57,100	2,105,277
TOTAL JAPAN STOCK FUNDS		5,404,477
Large Blend Funds - 13.4%
Fidelity Advisor 130/30 Large Cap Institutional Class (a)(e)	798,470	6,307,916
Fidelity Disciplined Equity Fund (e)	392,326	9,419,759
Fidelity Mega Cap Stock Fund (e)	997,736	10,476,225
SPDR S&P 500 ETF Trust (d)	229,700	30,437,547
TOTAL LARGE BLEND FUNDS		56,641,447
Equity Funds - continued
	Shares	Value
Large Growth Funds - 12.9%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,630,349	$ 54,237,796
Latin America Stock Funds - 0.8%
Fidelity Latin America Fund (e)	18,254	1,074,775
iShares MSCI All Peru Capped Index ETF (d)	16,700	762,355
iShares MSCI Brazil Index ETF	16,700	1,293,916
TOTAL LATIN AMERICA STOCK FUNDS		3,131,046
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (e)	41,440	1,272,196
Pacific Asia ex-Japan Stock Funds - 1.4%
iShares MSCI Australia Index ETF (d)	40,650	1,082,103
iShares MSCI Malaysia Index ETF (d)	102,300	1,510,971
iShares MSCI Singapore Index ETF (d)	109,800	1,500,966
SPDR S&P China ETF (d)	23,500	1,888,225
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		5,982,265
Sector Funds - Energy - 3.3%
Fidelity Energy Service Portfolio (a)(e)	20,470	1,807,294
Fidelity Natural Gas Portfolio (e)	41,625	1,543,035
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	273,600	6,388,560
SPDR Oil & Gas Equipment & Services ETF (d)	97,600	4,291,472
TOTAL SECTOR FUNDS - ENERGY		14,030,361
Sector Funds - Industrials - 0.5%
Industrial Select Sector SPDR ETF (d)	52,200	1,966,896
Sector Funds - Natural Resources - 2.7%
Fidelity Global Commodity Stock Fund (e)	40,329	731,167
Market Vectors Agribusiness ETF (d)	137,200	7,688,688
PowerShares Global Water ETF (d)	151,500	3,095,145
TOTAL SECTOR FUNDS - NATURAL RESOURCES		11,515,000
Sector Funds - Real Estate - 1.3%
DJ Wilshire REIT ETF (d)	62,000	4,005,200
Fidelity International Real Estate Fund (e)	63,255	583,839
Fidelity Real Estate Investment Portfolio (e)	29,724	812,354
TOTAL SECTOR FUNDS - REAL ESTATE		5,401,393
Equity Funds - continued
	Shares	Value
Sector Funds - Technology - 0.9%
Technology Select Sector SPDR ETF (d)	144,400	$ 3,764,508
TOTAL EQUITY FUNDS (Cost $168,086,473)		191,789,592
Fixed-Income Funds - 22.6%

Bank Loan Funds - 1.1%
Fidelity Floating Rate High Income Fund (e)	456,540	4,506,054
Emerging Markets Bond Funds - 2.0%
Fidelity New Markets Income Fund (e)	536,140	8,369,145
High Yield Bond Funds - 2.0%
Fidelity High Income Fund (e)	510,159	4,673,058
iShares iBoxx $ High Yield Corporate Bond ETF (d)	42,300	3,889,908
TOTAL HIGH YIELD BOND FUNDS		8,562,966
Inflation-Protected Bond Funds - 1.8%
PIMCO 1-5 Year U.S. TIPS Index ETF (d)	145,500	7,772,610
Intermediate-Term Bond Funds - 10.6%
Fidelity Investment Grade Bond Fund (e)	5,131,867	38,027,137
iShares Barclays Aggregate Bond ETF (d)	61,200	6,433,956
TOTAL INTERMEDIATE-TERM BOND FUNDS		44,461,093
Sector Funds - Real Estate - 2.2%
Fidelity Real Estate Income Fund (e)	869,444	9,363,910
World Bond Funds - 2.9%
SPDR Barclays Capital International Treasury Bond ETF (d)	34,100	2,040,203
SPDR DB International Government Inflation-Protected Bond ETF (d)	165,400	9,998,430
TOTAL WORLD BOND FUNDS		12,038,633
TOTAL FIXED-INCOME FUNDS (Cost $89,885,337)		95,074,411
Other - 24.8%

Commodity Funds - Agriculture - 1.8%
PowerShares DB Agriculture ETF (a)	222,700	7,625,248
Other - continued
	Shares	Value
Commodity Funds - Broad Basket - 2.8%
Fidelity Commodity Strategy Fund (a)(e)	944,834	$ 11,678,153
Commodity Funds - Energy - 3.0%
PowerShares DB Oil ETF (a)(d)	264,200	8,523,092
United States Natural Gas Fund LP ETF (a)	365,250	4,200,375
TOTAL COMMODITY FUNDS - ENERGY		12,723,467
Commodity Funds - Precious Metals - 8.6%
iShares COMEX Gold Trust ETF (a)	1,459,700	20,450,397
iShares Silver Trust ETF (a)	437,800	16,106,662
TOTAL COMMODITY FUNDS - PRECIOUS METALS		36,557,059
Currency Funds - 2.1%
CurrencyShares Australian Dollar Trust ETF (d)	19,318	2,005,402
CurrencyShares Canadian Dollar Trust ETF (d)	19,298	1,979,782
CurrencyShares Swedsh Krona Trust (d)	6,300	995,847
WisdomTree Dreyfus Brazilian Real ETF	26,000	717,327
WisdomTree Dreyfus Chinese Yuan ETF	58,000	1,470,880
WisdomTree Dreyfus Emerging Currency ETF (d)	65,900	1,507,792
TOTAL CURRENCY FUNDS		8,677,030
Exchange - Traded Notes - Agriculture - 2.4%
ELEMENTS Rogers International Commodity Agricultural ETN (issued by Swedish Export Credit Corp., maturity date 10/24/22) (a)	499,100	5,654,803
ETFS Classic Commodity Securities - Agriculture DJ-UBSCI (a)	477,500	4,548,188
TOTAL EXCHANGE - TRADED NOTES - AGRICULTURE		10,202,991
Exchange - Traded Notes - Energy - 2.6%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	282,100	10,711,337
Exchange - Traded Notes - Industrial Metals - 0.5%
ETFS Classic Commodity Securities - Copper (a)	47,000	2,230,150
Other - continued
	Shares	Value
Specialty Precious Metals Funds - 1.0%
Fidelity Gold Portfolio (e)	36,753	$ 1,914,811
Market Vectors Gold Miners ETF (d)	34,524	2,073,511
TOTAL SPECIALTY PRECIOUS METALS FUNDS		3,988,322
TOTAL OTHER (Cost $87,400,808)		104,393,757
Short-Term Funds - 22.1%

Fidelity Institutional Money Market Portfolio Institutional Class (e)	16,448,556	16,448,556
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	76,645,150	76,645,150
TOTAL SHORT-TERM FUNDS (Cost $93,093,706)		93,093,706
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $9,999,000)	$ 9,999,033	9,999,000
TOTAL INVESTMENT PORTFOLIO - 117.5% (Cost $448,465,324)		494,350,466
NET OTHER ASSETS (LIABILITIES) - (17.5)%		(73,594,429)
NET ASSETS - 100%		$ 420,756,037
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,999,000 due 4/01/11 at 0.12%
BNP Paribas Securities Corp.	$ 1,530,544
Credit Agricole Securities (USA), Inc.	1,284,757
HSBC Securities (USA), Inc.	3,342,452
Mizuho Securities USA, Inc.	1,284,757
RBS Securities, Inc.	1,914,112
UBS Securities LLC	642,378
$ 9,999,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 101,657
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 5,885,223	$ -	$ 125,939	$ -	$ 6,307,916
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	52,133,004	-	944,541	-	54,237,796
Fidelity Canada Fund	1,118,621	-	20,780	-	1,180,742
Fidelity China Region Fund	1,143,020	-	18,891	-	1,115,643
Fidelity Commodity Strategy Fund	11,196,287	-	-	-	11,678,153
Affiliated Underlying Funds - continued
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Disciplined Equity Fund	$ 9,022,300	$ -	$ 188,908	$ -	$ 9,419,759
Fidelity Emerging Markets Fund	1,851,666	-	31,485	-	1,845,136
Fidelity Energy Service Portfolio	1,551,007	-	31,485	-	1,807,294
Fidelity Floating Rate High Income Fund	4,565,261	29,524	125,939	29,523	4,506,054
Fidelity Global Commodity Stock Fund	706,801	-	15,742	-	731,167
Fidelity Gold Portfolio	1,986,142	-	31,485	-	1,914,811
Fidelity High Income Fund	4,677,644	69,893	188,908	69,890	4,673,058
Fidelity Institutional Money Market Portfolio Institutional Class	11,031,758	48,516,798	43,100,000	16,798	16,448,556
Fidelity International Real Estate Fund	596,567	-	3,148	-	583,839
Fidelity International Small Cap Opportunities Fund	887,668	-	15,742	-	901,144
Fidelity Investment Grade Bond Fund	38,400,406	277,615	755,633	277,611	38,027,137
Fidelity Latin America Fund	1,097,350	-	18,890	-	1,074,775
Fidelity Leveraged Company Stock Fund	1,198,866	-	22,039	-	1,272,196
Fidelity Mega Cap Stock Fund	10,149,576	-	188,908	-	10,476,225
Fidelity Natural Gas Portfolio	1,413,414	-	31,485	-	1,543,035
Fidelity New Markets Income Fund	8,276,657	112,830	-	112,830	8,369,145
Fidelity Real Estate Income Fund	8,996,896	46,715	-	46,715	9,363,910
Fidelity Real Estate Investment Portfolio	772,744	-	9,445	-	812,354
Total	$ 178,658,878	$ 49,053,375	$ 45,869,393	$ 553,367	$ 188,289,845
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 52,035,491	$ 9,500,000	$ 5,200,000	$ -	$ 59,646,656
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $458,086,781. Net unrealized appreciation aggregated $46,931,718, of which $49,377,230 related to appreciated investment securities and $2,445,512 related to depreciated investment securities.

Consolidated Subsidiary

The fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of March 31, 2011, the Fund held $59,646,656 in the Subsidiary, representing 14.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Inflation-Protected Bond Index Fund -
Series Inflation-Protected
Bond Index
Class F

March 31, 2011

1.899335.101

SIB-S-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	$ 293,912,939	$ 305,441,275
0.625% 4/15/13	200,813,095	210,572,828
1.125% 1/15/21	324,038,034	329,252,231
1.25% 4/15/14	214,808,218	229,981,111
1.25% 7/15/20	398,318,031	411,886,136
1.375% 7/15/18	196,861,953	209,627,762
1.375% 1/15/20	252,456,892	265,121,380
1.625% 1/15/15	289,772,757	314,678,557
1.625% 1/15/18	200,750,742	216,968,286
1.875% 7/15/13	322,220,290	349,007,295
1.875% 7/15/15	259,506,529	285,502,572
1.875% 7/15/19	208,181,575	228,481,416
2% 4/15/12	209,108,536	218,812,049
2% 1/15/14	331,056,651	361,267,171
2% 7/15/14	297,479,490	327,045,798
2% 1/15/16	252,938,701	279,658,982
2.125% 1/15/19	183,939,056	205,324,566
2.375% 1/15/17	224,610,888	253,533,073
2.5% 7/15/16	254,415,116	288,963,852
2.625% 7/15/17	196,106,291	225,189,417
3% 7/15/12	339,973,208	364,518,034
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $5,699,802,550)		5,880,833,791
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) # (Cost $10,142,000)	$ 10,142,052	10,142,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,709,944,550)		5,890,975,791
NET OTHER ASSETS (LIABILITIES) - 0.3%		15,342,816
NET ASSETS - 100%		$ 5,906,318,607
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,142,000 due 4/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 663,536
Bank of America NA	3,725,011
Barclays Capital, Inc.	805,722
Credit Agricole Securities (USA), Inc.	379,163
HSBC Securities (USA), Inc.	947,908
ING Financial Markets LLC	246,456
J.P. Morgan Securities, Inc.	947,908
Merrill Lynch Government Securities, Inc.	113,749
Merrill Lynch, Pierce, Fenner & Smith, Inc.	606,313
Mizuho Securities USA, Inc.	1,706,234
$ 10,142,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $5,710,445,500. Net unrealized appreciation aggregated $180,530,291, of which $183,230,386 related to appreciated investment securities and $2,700,095 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011